TAXES ON INCOME (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Preferred Area [Member]	Dec. 31, 2011 Other Than Preferred Area [Member]	Dec. 31, 2012 Israel Country [Member]	Dec. 31, 2012 Israel Country [Member] Subsequent Event [Member]
Corporate Income Tax Rate							25.00%
Effective Capital Gains Tax Rate							25.00%
Grant Rate From Approved Investments	24.00%
Effective Income Tax Rate Applicable To Approved Industrial Enterprise		10.00%	25.00%	6.00%	12.00%
Effective Income Tax Rate Applicable To Approved Industrial Enterprise Year Two				10.00%	15.00%
Effective Income Tax Rate Applicable To Approved Industrial Enterprise Year Three				7.00%	12.50%
Operating Loss Carryforwards, Valuation Allowance						$ 8,340
Tax Credit Carryforward, Amount						$ 22,067
Tax Credit Carryforward Expiration Period						20 years